Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (Plan investment funds managed by insurance companies)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Other Funds INR	Mar. 31, 2012 Other Funds INR
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 4.3	233.8	178.1
Realised interest credited to fund	0.5	29.6	34.1
Contribution during the period	3.6	195.4	80.1
Amount paid towards claim	(1.5)	(80.2)	(58.5)
Ending Balance	$ 6.9	378.6	233.8